Preferred Shares Series C (Details) - shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Shares, Shares Issued	6,858,079	9,355,778
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion	Overland, a former related party and the sole shareholder of the Series C Preferred Shares, agreed that it would not exercise its conversion right with respect to its Series C Preferred Shares until the earlier of (i) October 31, 2020 or (ii) such time that we file for bankruptcy or an involuntary petition for bankruptcy is filed against us (unless such petition is dismissed or discharged within 30 days)
Convertible Preferred Stock, Shares Issued upon Conversion	1,440,000
Preferred Shares, Shares Issued	1,600,000